Consolidated Statements of Stockholder's Deficit (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2006	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Issuance of founder's share price per share	$ 0.001
Common shares issued for services price per share	$ 2.99			$ 0.42	$ 0.36	$ 1.50	$ 4.10	$ 5.92
Common shares issued for services price per share	$ 3.35			$ 0.43	$ 0.30	$ 0.88	$ 3.75	$ 7.18
Common shares issued for services price per share	$ 3.65				$ 0.18	$ 0.80		$ 6.25
Common shares issued for services price per share	$ 3.65			$ 0.16	$ 0.24	$ 0.80		$ 5.07
Estimated value of common shares price per share	$ 3.99
Warrants issued for services price per share	$ 2.90
Common shares issued for cash price per share				$ 0.35				$ 2.00
Common shares issued for cash to unrelated individuals								6,250
Proceeds from issuance of private placement								$ 12,500
Amortization of share based compensation price per share								$ 3.99
Issuance of warrants price per share								$ 4.70
Fair value of warrants services vested price per share								$ 6.11
Fair value of warrants services vested one price per share								$ 5.40
Share based compensation related to employment agreement price per share								$ 5.50
Issuance of warrants for debt replacement service price per share								$ 4.18
Exercise of stock options price per share								$ 2.00
Relative fair value of warrants and beneficial conversion								2,000,000
Conversion of notes payable amount		110,000	395,500	0
Conversion of notes payable price per share								$ 2.90
Common shares issued for cash price per share								$ 2.70
Legal costs		9,100						90,000
Placement agent cost								1,050,000
Purchase of treasury shares price per share							$ 3.12
Option to purchase Common shares for service price per share						$ 3.00
Option to purchase number of Common shares for service						100,000
Common shares released issued price per share					$ 0.80
Cancellation of common stock price per share					$ 0.30
Common shares issued for services price per share				$ 0.18	$ 0.46
Common shares issued for services price per share				$ 0.15	$ 0.50
Common shares issued for services price per share					$ 0.048
Common shares issued for services price per share				$ 0.14
Common stock issued for cash of net discount from warrants liability				125,562
Issuance of common stock for settlement of accrued rent price per share			$ 0.13	$ 0.14
Issuance of common stock for legal services price per share		$ 0.121	$ 0.14
Issuance of common stock for legal services price per share			$ 0.41
Issuance of common stock for legal services price per share			$ 0.13
Issuance of common stock for legal services price per share			$ 0.23
Issuance of common stock for cash to LPC Price per share			$ 0.15
Issuance of common stock for cash to TCA Price per share			$ 0.39
Issuance of common stock for conversion of notes price per share		$ 0.072
Issuance of common stock for conversion of notes price per share		$ 0.03
Issuance of common stock for conversion of notes price per share		$ 0.03
Issuance of common stock for conversion of notes price per share		$ 0.023
Issuance of common stock for conversion of notes price per share		$ 0.014
Issuance of common stock for conversion of notes price per share		$ 0.0095
Issuance of common stock for court ordered warrant exercise price per share		$ 0
Issuance of common stock for conversion of notes price per share		$ 0.005
Issuance of common stock for settlement of accrued payroll and accounts payable		$ 0.0125
Issuance of common stock for conversion of notes price per share		$ 0.0052
Issuance of common stock for conversion of notes price per share		$ 0.0052
Issuance of common stock for connection with transaction		$ 0.0061
Maximum [Member]
Common shares issued for services price per share			$ 0.17
Common shares issued for services price per share							$ 2.75
Common shares issued for services price per share				$ 0.20
Common shares issued for services price per share						$ 0.95
Common shares issued for cash price per share								$ 2.70
Stock issued in lieu of interest payments on the senior secured convertible note price per share								$ 4.48
Conversion of notes payable amount								$ 2,000,000
Common shares issued for cash price per share				$ 0.29
Common shares issued for services price per share				$ 0.23
Issuance of common stock for reducing of accounts payable price per share				$ 0.50
Common shares issued for cash price per share				$ 0.18
Common shares issued for cash price per share				$ 0.16
Issuance of common stock for conversion of notes price per share		$ 0.046
Issuance of common stock for conversion of notes price per share		$ 0.0087
Issuance of common stock for conversion of notes price per share		$ 0.0076
Minimum [Member]
Common shares issued for services price per share			$ 0.15
Common shares issued for services price per share							$ 0.57
Common shares issued for services price per share				$ 0.17
Common shares issued for services price per share						$ 0.89
Stock issued in lieu of interest payments on the senior secured convertible note price per share								$ 2.96
Common shares issued for cash price per share				$ 0.22
Common shares issued for services price per share				$ 0.21
Issuance of common stock for reducing of accounts payable price per share				$ 0.47
Common shares issued for cash price per share				$ 0.16
Common shares issued for cash price per share				$ 0.15
Issuance of common stock for conversion of notes price per share		$ 0.032
Issuance of common stock for conversion of notes price per share		$ 0.0066
Issuance of common stock for conversion of notes price per share		$ 0.0054